MUSIC INVENTORY (Details Narrative) - USD ($)	6 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Inventory Disclosure [Abstract]
Property, Plant and Equipment, Additions	$ 0
Depreciation	$ 778	$ 1,364